Severance Indemnities and Pension Plans (Schedule of Changes in Benefit Obligations Recognized in Accumulated Other Changes in Equity from Nonowner Sources) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net actuarial loss (gain) arising during the year	¥ (185,002)	¥ 352,647	¥ (721,816)
Losses (gains) due to amortization:
Foreign currency translation adjustments	(185,832)	43,456	(321,038)
Total changes in Accumulated other changes in equity from nonowner sources	(174,228)	400,943	(720,824)
Domestic subsidiaries, Pension benefits and SIP [Member]
Net actuarial loss (gain) arising during the year	175,922	(337,425)
Prior service cost arising during the year	8,243	504
Losses (gains) due to amortization:
Net actuarial loss	(15,600)	(51,980)
Prior service cost	10,576	9,801
Net obligation at transition		1
Curtailment and settlement	(3,706)	(3,037)
Total changes in Accumulated other changes in equity from nonowner sources	175,435	(382,136)
Foreign offices and subsidiaries, Pension benefits [Member]
Net actuarial loss (gain) arising during the year	7,129	(14,070)
Prior service cost arising during the year	28	1
Losses (gains) due to amortization:
Net actuarial loss	(1,386)	(2,682)
Prior service cost	(51)	(39)
Foreign currency translation adjustments	(6,804)	938
Total changes in Accumulated other changes in equity from nonowner sources	(1,084)	(15,852)
Foreign offices and subsidiaries, Other benefits [Member]
Net actuarial loss (gain) arising during the year	1,360	(2,330)
Prior service cost arising during the year	34
Losses (gains) due to amortization:
Net actuarial loss	(516)	(678)
Prior service cost	61	67
Net obligation at transition	(115)	(123)
Foreign currency translation adjustments	(800)	148
Total changes in Accumulated other changes in equity from nonowner sources	¥ 24	¥ (2,916)